SUPPLEMENTAL DISCLOSURE WITH RESPECT TO CASH FLOWS	12 Months Ended
Dec. 31, 2020
Text block [abstract]
SUPPLEMENTAL DISCLOSURE WITH RESPECT TO CASH FLOWS
17.	SUPPLEMENTAL DISCLOSURE WITH RESPECT TO CASH FLOWS
The significant
non-cash
transactions during the year ended December 31, 2020 included:

a)	At December 31, 2020, $5,264,334 of exploration and evaluation asset expenditures were included in accounts payable and accrued liabilities.

b)
At December 31, 2020, $787,793 of interest expense related to the Convertible Debentures was included in the accounts payable and accrued liabilities. During the year the Company issued 1,948,348 shares with a fair value of $4,737,262 for the non-cash
portion of the Convertible Debenture interest payments.

c)	Right-of-use lease assets of $2,100,305 and related lease liabilities of $2,121,305 recorded in the year were non-cash (Notes 4 & 7).

d)	Share-based payments of $1,515,684 was included in exploration and evaluation assets (Note 5).

e)	The re-allocation upon exercise of stock options from reserves to share capital was $4,421,000.
The significant
non-cash
transactions during the year ended December 31, 2019 included:

a)	At December 31, 2019, $2,653,508 of exploration and evaluation asset expenditures and $3,385 of equipment expenditures were included in accounts payable and accrued liabilities.

b)
At December 31, 2019, $681,870 of interest expense related to the Convertible Debentures was included in the accounts payable and accrued liabilities. During the year the Company issued 2,230,176 shares with a fair value of $3,874,769 for the non-cash
portion of the Convertible Debenture interest payments.

c)	Right-of-use lease assets of $2,826,512 and related lease liabilities of $3,222,380 recorded in the year were non-cash (Notes 4 & 7).

d)	Share-based payments of $1,326,078 was included in exploration and evaluation assets (Note 5).

e)	The re-allocation upon exercise of stock options from reserves to share capital of $2,263,094.